Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities
Schedule of marketable investment securities, restricted cash and cash equivalents, and other investment securities

	As of
	June 30,	December 31,
	2020	2019

	(In thousands)
Marketable investment securities:
Current marketable investment securities	$31	$—
Restricted marketable investment securities (1)	—	390
Total marketable investment securities	31	390

Restricted cash and cash equivalents (1)	61,349	60,677

Other investment securities:
Other investment securities	96,886	106,874
Total other investment securities	96,886	106,874

Total marketable investment securities, restricted cash and cash equivalents, and other investment securities	$158,266	$167,941

(1)	Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash, cash equivalents and marketable investment securities” on our Condensed Consolidated Balance Sheets.

	As of December 31,
	2019	2018

	(In thousands)
Marketable investment securities:
Current marketable investment securities:
Trading/equity	$—	$2,370
Other	—	147,370
Total current marketable investment securities	—	149,740
Restricted marketable investment securities (1)	390	67,019
Total marketable investment securities	390	216,759

Restricted cash and cash equivalents (1)	60,677	578

Other investment securities:
Other investment securities	106,874	108,308
Total other investment securities	106,874	108,308

Total marketable investment securities, restricted cash and cash equivalents, and other investment securities	$167,941	$325,645

(1)	Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash, cash equivalents and marketable investment securities” on our Consolidated Balance Sheets.

Schedule of investments measured at fair value on a recurring basis

	As of
	June 30, 2020				December 31, 2019
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3

	(In thousands)
Cash equivalents (including restricted)	$63,344	$62,740	$604	$—	$60,677	$60,677	$—	$—

Debt securities (including restricted):
U.S. Treasury and agency securities	$—	$—	$—	$—	$390	$390	$—	$—
Commercial paper	31	—	31	—	—	—	—	—
Corporate securities	—	—	—	—	—	—	—	—
Other	—	—	—	—	—	—	—	—
Total	$31	$—	$31	$—	$390	$390	$—	$—

	As of December 31,
	2019				2018
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3

	(In thousands)
Cash equivalents (including restricted)	$60,677	$60,677	$—	$—	$114,464	$12,493	$101,971	$—

Debt securities (including restricted):
U.S. Treasury and agency securities	$390	$390	$—	$—	$66,823	$66,823	$—	$—
Commercial paper	—	—	—	—	45,938	—	45,938	—
Corporate securities	—	—	—	—	100,662	—	100,662	—
Other	—	—	—	—	966	—	966	—

Equity securities	—	—	—	—	2,370	2,370	—	—
Total	$390	$390	$—	$—	$216,759	$69,193	$147,566	$—

Gains and Losses on Sales and Changes in Carrying Amounts of Investments

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
Other, net:	2020	2019	2020	2019

	(In thousands)
Marketable investment securities - realized and unrealized gains (losses)	$—	$829	$—	$3,599
Costs related to early redemption of debt	—	—	—	(439)
Equity in earnings of affiliates	(399)	2,297	(121)	1,353
Other	247	5	914	51
Total	$(152)	$3,131	$793	$4,564

	For the Years Ended December 31,
Other, net:	2019	2018	2017

	(In thousands)
Marketable investment securities - realized and unrealized gains (losses)	$3,119	$5,313	$87,020
Costs related to early redemption of debt	—	(3,261)	(1,470)
Gain (loss) on sale of subsidiary	—	7,004	—
Equity in earnings of affiliates	3,514	(2,110)	2,163
Other	976	2,048	798
Total	$7,609	$8,994	$88,511